Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 842,900	$ 792,991
Other comprehensive loss before reclassifications	2,093	4,595
Amounts reclassified from accumulated other comprehensive loss	457	2,782
Other comprehensive income (loss)	1,636	1,813
Balance	818,590	902,381
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(6,197)	(8,031)
Balance	(4,561)	(6,218)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(624)	4,907
Other comprehensive loss before reclassifications	3,744	(2,177)
Amounts reclassified from accumulated other comprehensive loss	457	2,782
Other comprehensive income (loss)	3,287	(4,959)
Balance	2,663	(52)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(5,573)	(12,938)
Other comprehensive loss before reclassifications	(1,651)	6,772
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss)	(1,651)	6,772
Balance	$ (7,224)	$ (6,166)